Cover	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	10-12G
Amendment Flag	false
Entity Registrant Name	GIVBUX, INC.
Entity Central Index Key	0001169138
Entity Tax Identification Number	84-1609495
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2751 W Coast Hwy
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92663
City Area Code	+1 844
Local Phone Number	448-2899
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false